Other Non-Current Assets - Disclosure of Other Noncurrent Assets (Detail) - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Other Noncurrent Assets [Abstract]
Prepayments	$ 454,190	$ 0
Other non-current assets	$ 454,190	$ 0